December 30, 2004

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, NW

Washington, DC 20549

Re:	AXA Enterprise Funds Trust - Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of AXA Enterprise Funds Trust (the “Trust”), transmitted herewith for filing is a registration statement for the Trust on Form N-14 (the “Registration Statement”). The Registration Statement includes a Notice of Special Meeting of Shareholders of the series (collectively, the “Acquired Funds” and, individually, an “Acquired Fund”) of The Enterprise Group of Funds, Inc. (the “Corporation”), a Combined Proxy Statement and Prospectus (the “Proxy Statement/Prospectus”) and a Form of Proxy relating to the special meeting of shareholders of the Corporation scheduled to be held in April 2005 (the “Meeting”). The Meeting is being held to request shareholder approval of the reorganization of each Acquired Fund from a series of the Corporation to a newly created series of the Trust. The reorganizations would be accomplished by converting each Acquired Fund – except the Enterprise Growth Fund and the Enterprise Multi-Cap Growth Fund – to a newly created corresponding series of the Trust, which is managed by AXA Equitable Life Insurance Company (“AXA Equitable”). In addition, shareholders of each of the Enterprise Growth Fund and the Enterprise Multi-Cap Growth Fund will be asked to approve the merger of each into the AXA Enterprise Growth Fund, a newly created series of the Trust managed by AXA Equitable. On December 30, 2004, the Trust also filed a Registration Statement on Form N-1A that includes disclosure regarding the newly created series of the Trust.

Pursuant to Rule 488 under the Securities Act of 1933, as amended, this Registration Statement will become effective 30 days from today.

This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

Securities and Exchange Commission

December 30, 2004

If you have any questions or comments concerning the foregoing, please do not hesitate to contact Arthur J. Brown at (202) 778-9046 or me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi
Mark C. Amorosi

Enclosures